As filed with the Securities and Exchange Commission on January 28, 2009

Securities Act File No. 333-153767

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

SUNAMERICA EQUITY FUNDS

(Exact Name of Registrant as Specified in the Declaration of Trust)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler

General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Title of securities being registered: Shares of beneficial interest, par value $0.01 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A – Combined Prospectus/Proxy Statement and Part B – Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497(b) on November 4, 2008.

PART C

OTHER INFORMATION

Item 15.	Indemnification

5.1	Indemnification of Trustees, Officers, Employees and Agents.

(a) SunAmerica Equity Funds (the “Trust”) shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Trust. The indemnification shall be against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Trust. The indemnification shall be against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in section 17(h) and (i) of the Investment Company Act of 1940.

(c) To the extent that a Trustee, officer, employee or agent of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

(d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) of this section may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

(2) The determination shall be made:

(i) by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

(ii) if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

(iii) by the Shareholders.

(3) Notwithstanding the provisions of this Section 5.1, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 (“Disabling Conduct”). A person shall be deemed not liable by reason of Disabling Conduct if, either:

(i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of Disabling Conduct; or

(ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either

(A) a majority of a quorum of Trustees who are neither “interested persons” of the Trust, as defined in section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding; or

(B) an independent legal counsel in a written opinion.

(e) Expenses, including attorneys’ fees, incurred by a Trustee, officer, employee or agent of the Trust in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition thereof if:

(1) authorized in the specific case by the Trustees; and

(2) the Trust receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Trust to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Trust; and

(3) either,

(i) such person provides a security for his undertaking; or

(ii) the Trust is insured against losses by reason of any lawful advances; or

(iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

(A) A majority of a quorum which consists of Trustees who are neither “interested persons” of the Trust, as defined in section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding; or

(B) an independent legal counsel in a written opinion.

(f) The indemnification provided by this Section shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

(g) The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Trust pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer of Trustee against liability for Disabling Conduct.

(h) Nothing contained in this Section shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 16.	Exhibits

Ex. Number	Description
1(a)	—	Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

(b)	—	Amendment to Declaration of Trust. Incorporated herein by reference to Exhibit 1(c) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-67880) filed on October 3, 2001.

(c)	—	Amendment to Declaration of Trust dated October 15, 2001. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(d)	—	Amendment to Declaration of Trust dated September 10, 2002. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(e)	—	Amendment to Declaration of Trust dated December 31, 2003. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(f)	—	Amendment to Declaration of Trust dated January 27, 2004. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(g)	—	Amendment to Declaration of Trust dated March 28, 2006. Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(h)	—	Amendment to Declaration of Trust dated December 7, 2006. Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(i)	—	Amendment to Declaration of Trust dated April 4, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(j)	—	Amendment to Declaration of Trust dated May 15, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(k)	—	Amendment to Declaration of Trust dated August 28, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

2	—	Amended and restated Bylaws dated March 4, 2008. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

3	—	None

4	—	Form of Agreement and Plan of Reorganization by and between SunAmerica Equity Funds, on behalf of SunAmerica International Equity Fund, and SunAmerica Focused Series, Inc., on behalf of Focused International Equity Portfolio (included as Appendix A to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 30, 2008).

5	—	Instruments Defining the Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

6(a)	—	Investment Advisory and Management Agreement. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed November 24, 2004.

(b)	—	Investment Advisory and Management Agreement dated January 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(c)	—	Subadvisory Agreement between AIG SunAmerica Asset Management Corp. (“SAAMCo”) and American International Group Global Investment Corp. (“AIGGIC”). Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 16, 2001.

(d)	—	Amendment to Subadvisory Agreement between SAAMCo and AIGGIC, dated May 1, 2006. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed May 1, 2006.

(e)	—	Amendment to Subadvisory Agreement between SAAMCo and AIGGIC, dated August 27, 2007. Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

7(a)	—	Distribution Agreement. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 29, 1999.

(b)	—	Form of Selling Agreement. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

8	—	Directors’/Trustees’ Retirement Plan, as amended. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

9	—	Master Custodian Agreement. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 24, 2006.

10(a)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(b)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(c)	—	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(d)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(e)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(f)	—	SunAmerica International Small-Cap Fund Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C Shares). Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(g)	—	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 30, 2002.

11	—	Opinion and consent of Bingham McCutchen LLP, counsel for the Registrant. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

12	—	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant.*

13(a)	—	Transfer Agency and Service Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

(b)	—	Amendment to Transfer Agency & Service Agreement dated July 5, 2006. Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(c)	—	Service Agreement, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

(d)	—	Form of Administrative and Shareholder Services Agreement. Incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 31 to AIG SunAmerica Style Select Series, Inc.’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 2, 2001.

14(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 30, 2008.

(b)	—	Consent of Ernst & Young LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

(c)	—	Consent of Willkie Farr & Gallagher LLP. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

15	—	None.

16	—	Power of Attorney, dated June 3, 2008. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

17(a)	—	Prospectus and Statement of Additional Information of SunAmerica Equity Funds, with respect to the SunAmerica International Equity Fund, dated January 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 29, 2008.

(b)	—	Prospectus and Statement of Additional Information of SunAmerica Focused Series, Inc., with respect to the Focused International Equity Portfolio, dated February 28, 2008. Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2008.

(c)	—	Annual Report to Shareholders of SunAmerica Equity Funds, with respect to the SunAmerica International Equity Fund, for the fiscal year ended September 30, 2007. Previously filed on Form N-CSR (File No. 811-04801) on December 7, 2007 and incorporated herein by reference.

(d)	—	Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused International Equity Portfolio, for the fiscal year ended October 31, 2007. Previously filed on Form N-CSR (File No. 811-07797) on January 8, 2008 and incorporated herein by reference.

(e)	—	Semi-Annual Report to Shareholders of SunAmerica Equity Funds, with respect to the SunAmerica International Equity Fund, for the fiscal period ended March 31, 2008. Previously filed on Form N-CSRS (File No. 811-04801) on June 6, 2008 and incorporated herein by reference.

(f)	—	Semi-Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused International Equity Portfolio, for the fiscal period ended April 30, 2008. Previously filed on Form N-CSRS (File No. 811-07797) on July 7, 2008 and incorporated herein by reference.

(g)	—	Form of Proxy Card. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-153767) filed on October 1, 2008.

*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 28th day of January, 2009.

SUNAMERICA EQUITY FUNDS
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the dates indicated.

Signature	Title	Date

/s/ * PETER A. HARBECK	Trustee	January 28, 2009
(Peter A. Harbeck)

/s/ Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	January 28, 2009
(Donna M. Handel)

/s/ *JEFFREY S. BURUM	Trustee	January 28, 2009
(Jeffrey S. Burum)

/s/ *SAMUEL M. EISENSTAT	Trustee	January 28, 2009
(Samuel M. Eisenstat)

/s/ *STEPHEN J. GUTMAN	Trustee	January 28, 2009
(Stephen J. Gutman)

/s/ *WILLIAM F. DEVIN	Trustee	January 28, 2009
(William F. Devin)

/s/ *DR. JUDITH L. CRAVEN	Trustee	January 28, 2009
(Dr. Judith L. Craven)

/s/ John Genoy	President (Principal Executive Officer)	January 28, 2009
(John Genoy)

/s/ *WILLIAM J. SHEA	Trustee	January 28, 2009
(William J. Shea)

*By:	/s/ John E. McLean	January 28, 2009
(John E. McLean,
Attorney-in-Fact)

SCHEDULE OF EXHIBITS

Ex. Number	Description

12	Final tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant.